Exhibit 99.2

EXECUTIVE NARRATIVE:

This Executive Summary summarizes the independent third-party due diligence review (the “Review”) conducted on 309 residential transition loans and 111 Sponsor Approvals by Recovco Mortgage Management, LLC (“Recovco”) on behalf of its clients, Rithm Capital LLC (the “Client”).

Recovco’s reports, which are to be made available to the recipient by the Client, include the loan-level results of Recovco’s independent, third-party due diligence review conducted for the Client.

Recovco performed certain due diligence services described below on residential mortgages. The review was conducted on behalf of Client from May 2022 to July 2024 via file images provided by the Client for the review.

DESCRIPTION OF SERVICES:

Recovco was instructed to perform a credit, data validation, and valuation review (the “Review Population”) in accordance with national recognized statistical rating organization, Morningstar DBRS (“NRSRO(s)”) review standards in place as of the review date.

LOAN REVIEW POPULATION:

Recovco does not know the size of the overall securitization population and other third-party review firms that may have been engaged.

The table below summarizes the reviews conducted by Recovco on the 309 Property loans:

Review	Reviewed Total	% of Sample
Data Integrity Population	309	100.00%
Credit Population	309	100.00%
Valuation Population	309	100.00%

The table below summarizes the reviews conducted by Recovco on the 111 Sponsor Approvals:

Review	Reviewed Total	% of Sample
Data Integrity Population	111	100.00%
Credit Population	111	100.00%

DATA INTEGRITY:

Where available, Recovco compared the data fields below on the bid tape provided by the Client to the data found in the actual file as captured by Recovco. This information may not have been available for all mortgage loans. This comparison included the following data fields:

Last Name	Appraised Value	1st Rate Chg Date	Reset Frequency	Rounding Code
First Name	Sale Price	Prepay Months	Amortization Term	Lookback Period
Occupancy	LTV	MI Company	Neg Am Flag	Initial Rate Cap
Purpose	CLTV	MI Coverage	IO Term	Periodic Rate Cap
Address	Note Date	Next Due Date	PP Terms	Life Rate Cap
State	Loan Amount	Property Units	PP Months	Life Rate Floor
Zip	First Payment Date	Maturity Date	Balloon Flag	Margin
Property Type	Original Rate	DTI	Next Rate Chg Date
Lien Position	Original P&I	Self Employed Flag	First Pmt Chg Date
Orig Credit Score	Interest Only Flag	Rate Index	Next Pmt Chg Date

CREDIT UNDERWRITING:

Recovco performed a review of the loan package to determine whether such package meets the credit and property underwriting criteria of applicable guidelines, in effect at the time of such loan’s origination and that adequate support for the underwriting decision is contained in the file. Recovco reported to Client any exceptions utilizing Client accessed Recovco systems or other mutually agreed upon written report.

To complete these activities, Recovco completed a review utilizing the following review scope:

Residential Transition Loan Review

CREDIT REVIEW

Recovco will review the loan file for conformity of the items listed below to the underwriting guidelines that were provided to Recovco by Client.

Guideline Review: Recovco will review each mortgage loan originated in accordance with guidelines provided by the Client to include if applicable:

•	Transaction type
•	Borrower characteristics
•	Loan characteristics

•	LTV/CLTV/LTC (as applicable)
•	Representative credit score,
•	Asset reserves
•	Property type
•	Property usage
•	Occupancy

Credit Application: For the Credit Application, Recovco will review the application for: (i) was signed by all listed borrowers and/or guarantors, and (ii) was substantially filled out (if required by client guidelines)

Credit Report: Recovco’s review will include: the presence of a credit report for each borrower or guarantor and that the credit profile & representative credit score adhered to guidelines.

Borrower Experience: Recovco will review documentation provided, such as REO Schedule or Track Record and compare to guideline requirements, as applicable.

Property Management Experience: Recovco will review the property management questionnaire or other documentation to support the experience necessary per guidelines.

Business Entity Documents: Recovco will review the Business Entity documentation provided as outlined and required per guidelines, which could include Articles of Incorporation, Articles of Organization, Operating Agreement, By-Laws, Certificate of Good Standing, Members Consent, or other documentation required by guidelines.

Guarantor: Recovco will review the guarantor as outlined in the guidelines

Asset Review: Recovco will review the asset documentation provided in the loan files to the guideline requirements. Utilizing this documentation, Recovco will complete a review of the reserve calculation.

Hazard/Flood Insurance/Taxes: Recovco will review the documentation provided for the hazard insurance, flood insurance (if applicable) and RE taxes as applicable per guidelines.

Occupancy Review: Recovco will review the property occupancy is consistent with the mortgage loan approval and borrowers’ application disclosure based solely on information contained in the mortgage loan file and any fraud report obtained in connection with the mortgage loan.

Business Purpose Affidavit: Recovco will review for the present of affidavit confirming the property will be for commercial/investment purpose, including any cash out and they the subject property or any proceeds will not be for personal use.

Background or Fraud Report: Recovco will review the background or fraud report results in each mortgage loan file, to the extent present, in conjunction with source documents found in the mortgage loan file to assess the likelihood of any misrepresentations associated with the origination of the mortgage loan. If the mortgage loan file did not contain a fraud report and the counterparty did not produce one, Recovco will condition the mortgage loan for the missing fraud report product.

Closing Document Review: Recovco will review the closing documents are present, Borrower(s) names, Subject Property Address, Legal Description, Signed by Borrowers

Valuation Review

VALUATION REVIEW

Recovco’s review will include a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property.

Recovco’s review will include:

•	the appropriate form,
•	materially complete
•	the address matched the mortgage note,
•	in conformity with the guideline requirements for the property type in question,
•	completed by an appraiser that was actively licensed to perform the valuation,
•	completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA,
•	made and signed prior to the final approval of the mortgage loan application,
•	completed and dated within the guideline restrictions,
•	the current use of the property is legal or legal non-conforming (grandfathered)
•	Photos present for Subject property and comparables
•	the appraisal report does not include any apparent environmental problems
•	made on an “as is” basis or provides satisfactory evidence of completion of all material conditions including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

FIRREA Title XI – Check for the presence of the appraiser’s license and review for the presence of any red flags that may pose a risk to the property or occupants

USPAP – Review the appraiser’s certification is present and executed within the original appraisal.

Ground-Up Review

A.	Valuation Component:

1)	Recovco will review the origination appraisal in accordance with the following criteria, and provide Client with a written summary of such results:
•	Verify the appraisal was conducted by a State Certified Appraiser or State Licensed Appraiser
•	Verify the report was written, dated and signed by the appraiser; and
•	On a pre-renovation or post–renovation basis, Recovco will review BPOs and/or appraisals provided by Client for completeness, reasonableness, methodology and accuracy.
•	Review Construction estimate

2)	Recovco will confirm the property meets Client’s asset type guidelines

Examples of restricted properties could include:

•	Coop
•	Land Lot
•	Manufactured home
•	Mixed-use
•	Commercial structure

3)	Recovco will verify that the property valuation was completed in accordance with the Federal National Mortgage Association Appraisal Reports (forms 1004 or 2055) and that the appraisal is not aged more than per applicable guidelines.

4)	Recovco will obtain and review valuation verification sources (Appraisal, Broker Price Opinion, Automated Valuation Model.) confirming that the value product that was utilized as part of the origination decision was directly accessible to Recovo. If more than one valuation was provided, Recovco confirmed consistency among the valuation products and if there were discrepancies that could not be resolved, Recovco created exception. Please note that a secondary valuation was not obtained or reviewed.

B.	Title:

1)	Confirm that the title company providing the Title Insurance Policy for a Borrower Real Property is a Qualified Title Insurance Company and ensure there is proper coverage

C.	Acquisition Validation:

1)	Review the purchase documentation provided by a borrower

2)	Compare the acquisition amounts provided by a borrower against the documentation provided

3)	Provide exception reports identifying any discrepancies.
•	Exception threshold shall be $1.00.

•	Documents reviewed will be representative with the purchase type.

D.	Guideline Review:

1)	Recovco will review each loan using guidelines provided by the Client as such are amended from time to time and provided to Recovco (the “Policy / Guidelines”).
•	The result of this review will be to ascertain conformance with the Guidelines and to assign an event grade to each loan.
•	Confirm the loan file is complete in accordance to the underwriting guidelines, based on documentation in the loan file

2)	Borrower Underwriting
•	Borrower Liquidity – Review and confirm borrowers liquidity position adheres to Policy / Guidelines
•	Credit / Background Check – Review and confirm each guarantor / owner of the borrowing entity requirements meet Policy / Guidelines
•	Property Management Questionnaire – Review the questionnaire to confirm management experience meets Policy / Guidelines
•	Borrower Entity – Confirm the entity is in good standing and duly formed (if applicable documents in the file.) Verify the individual signing on behalf of the organization has the authority to bind the entity (if applicable documents are in the file.)

3)	Re-calculate LTV and, if applicable, LTC, and compare these against the stated underwriting guidelines

4)	Permitted Loan Terms – Confirm the loan terms are eligible per the Policy / Guidelines

5)	Property Requirements – Confirm the loan property and market requirements are eligible per the underwriting policy

6)	Condominium Requirements – Confirm Condo Master Policy is present and meet the Policy / Guidelines

7)	Confirm that credit scores (FICO) were within underwriting policy / guidelines (If applicable based on entity type)

8)	Review and verify Occupancy status (for Investment/Business purpose only and not for primary residence)

9)	Review and verify all property attributes were within underwriting policy / guidelines

10)	Review and verify all property insurance guideline requirements were met at originations

11)	Recovco will review a Fraud Report or other report provided by the Client to determine if there are any adverse findings

12)	Preliminary / Commitment Title – Review and confirm first lien holder position, validate no loan file discrepancies, delinquent taxes, and/or additional liens

E.	Document Review:

1)	Verify that each loan file contains the following material documentation and that each document is complete and in all material respects.

•	Loan Application – Verify the presence and completeness of the loan application, Leases, market rent addendum, and 12 month operating history

•	Business Purpose Certification / Affidavit – Verify presence and completeness of the BPC

•	Proof of Liquidity /Assets – Confirm the Prescence of adequate asset documentation to comply with the underwriting Policy / Guidelines.

•	Credit Report / Background Check – Verify the Prescence of a credit report for each borrower and background check.

•	Proof of Insurance – Verify Prescence of insurance cert for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan

•	Collateral Documentation – Confirm the presence, completeness, and proper vesting of required collateral documentation including note, allonge, mortgage / deed of trust, riders, subordination agreements, assignments, purchase and sales agreements, guaranty, settlement statements and title policies

•	Borrower Rehab Agreement Budget (if applicable) – If property rehabilitation is contemplated, validate the presence and completeness of the budget

•	Operating Agreement / Partnership Agreement / ByLaws

•	P&S Agreement – Confirm P&S or Trustee Agreement if acquired within 90 days

•	Certificate of Good Standing – Must meet lending policy / guideline requirements

•	Property Management Questionnaire

•	Guaranty

CREDIT EVENT GRADE
A	The loan meets the published guidelines without exception or waiver. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable. QM designation status has been confirmed.
B	The loan does not meet every applicable requirement of the underwriting guidelines; however, the majority of requirements are met, and strong compensating factors have been document in support of guideline exceptions.
C	The loan does not meet every applicable requirement of the underwriting guidelines due to limited, weak or no compensating factors to support the exception. Status of occupancy, employment, income and asset were not remedied or were remediated post-closing. Fully supported. Fraud was identified and/or credit document defects were not remedies or were remediated post-closing. Lender/aggregator QC designation was not confirmed. The loan file was not provided for review or not sufficiently document in order to complete the review.
D	The loan file was not provided for review or not sufficiently document in order to complete the review.

VALUATION EVENT GRADE
A	Value is supported and within 10.00% of the original appraised value, the property is 100% complete and property and valuation meet the required underwriting guidelines.
B	The property is complete but may require minor repairs that do not affect the habituality, marketability or value or allowable incomplete repairs are supplemented with a builder holdback agreement as required by underwriting guidelines.
C	Value is not supported within 10.00% of the original appraised value, the subject property constructions is not complete and/or appraisal was not on an as-is basis and final inspection is not documented. The appraisal was not conducted on an approved form and/or appraiser was not appropriately licensed.
D	The file was missing the appraisal or there was insufficient valuation documentation to perform a review.

OVERALL EVENT GRADE
A	Loan meets Credit, Compliance, and Valuation guidelines and has sufficient accuracy and completeness of data to conduct a thorough review.
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit; is in material compliance with all applicable laws and regulations; and the value and valuation methodology are supported and substantially meet published guidelines.
C	The loan does not meet the published guidelines; and/or violates one material law or regulation; and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform an adequate review.

FINDINGS SUMMARY:

309 Residential Transition Loans

OVERALL REVIEW RESULTS
NRSRO Grade	Count
A	298
B	11
C	0
D	0

CREDIT REVIEW RESULTS
NRSRO Grade	Count
A	300
B	9
C	0
D	0

VALUATION REVIEW RESULTS
NRSRO Grade	Count
A	306
B	3
C	0
D	0

111 Sponsor Approvals

OVERALL REVIEW RESULTS
NRSRO Grade	Count
A	96
B	15
C	0
D	0

CREDIT REVIEW RESULTS
NRSRO Grade	Count
A	96
B	15
C	0
D	0

DATA INTEGRITY REVIEW RESULTS SUMMARY TABLE:

For the 310 Residential Transition Loans included within the Data Integrity population below list the results of the discrepancies

Field Name	Loan Count
ARM Index Margin Percent	7
ARM Index Type	14
ARM Interest Rate Rounding Factor	2
First Pay Change Date	5
First Rate Change Date	4
Lien Priority Type	3
Next Pay Change Date	12
Next Rate Change Date	10
Number Of Units	72
Occupancy	2
Original Appraised Value	8
Original Balance (or Line Amount)	1
Original CLTV Ratio Percent	1
Original Note Doc Date	277
Original Standard LTV (OLTV)	4

Original Stated P&I	1
Original Stated Rate	1
Property Address Street	1
Purpose	2
Rate Adjustment Subsequent Cap Percent	1
Servicing Look Back Days	2
Subject Property Type	38

Final Loan List for Due Diligence Review:

309 Residential Transition Loans

Count	Recovco Loan ID	Loan #1
1	AYSXZVHIGPP	G21117451
2	BYXQSZ5XNXG	G21117660
3	M1NVGRUV3RB	G21127723
4	C2J3P3WOYUV	G21127835
5	MVSUHNQQ1ZO	G22017956
6	DHQEYUO5AW5	G22018006
7	NS0JOTZ3Q3R	G22018053
8	ANRZE1X43PC	G22028278
9	4LANORSEO0B	G22028328
10	SI1PUDJ1Y2L	G22038821
11	12GJZNV421K	G22038832
12	NM1NOLXH5NF	G22038838
13	XWYFKBF5DGQ	G22059190
14	TMPPW5KMHXX	G22069743
15	RBURXDONRP3	G22069804
16	O1CTBLXSS1L	G22069838
17	NK22KRMGWX4	G22070008
18	2YBUWYSHZHT	G22070009
19	4YXCHE3FHUS	G22070016
20	LI4Y0W4NB5Y	G22070057
21	XANNDDX5EJM	G22070063
22	VU4KT5OVV2O	G22070112
23	0NYIOYRSAQ5	G22070118
24	WTZVM4JB2YG	G22079978
25	C5WAXS0Q5LK	G22080343
26	DJZQVJTAWEI	G22090436

27	PVQGRNG5FO0	G22090471
28	53BHZPJ4R0S	G22090624
29	Y5ZGELUNYHJ	G22100691
30	11LBXUCI1AI	G22100698
31	0V01I0AYKKB	G22100809
32	H2DRBAUAUML	G22100833
33	LDIC2K0E5FN	G22100834
34	KA41PMB3T4P	G22110994
35	3T4O5CYE0PR	G22111050
36	5UA0LCBYWT4	G22111185
37	K0FUXIBCZZ3	G22111201
38	UWLA3V5HMPB	G22121365
39	IE2OYSXQUM3	G22121551
40	XMBJDWOA0UG	G23011662
41	YT5QGR51SAL	G23011810
42	I4OWZABXXFB	G23011821
43	J50UZSN3PBV	G23021866
44	KD3ECYHXUFS	G23021882
45	HNJEIZ55YNV	G23021905
46	IOMNOWOXL1A	G23021917
47	SU3PP04D1VO	G23021926
48	3R4VKJOKGAH	G23021930
49	XUEZW33TLTB	G23021948
50	GUYONYRNACC	G23022014
51	5IQTYPHOD3Z	G23022016
52	COOCDITDO21	G23022056
53	GE545DDFI3S	G23032083

54	CMBWRKFQOUX	G23032114
55	MJPPGH4FQYO	G23032118
56	ROZJMXBXKYC	G23032121
57	PTVKH4QLSCZ	G23032147
58	5URXBSV1QY5	G23032154
59	4MIRGC0A4Q1	G23032240
60	3VNZBEFBIUY	G23032241
61	RAH2LUUWM2L	G23032268
62	M2AKK30N1WH	G23032272
63	3EVUAVRCCCT	G23042371
64	34KXGK2SDFP	G23042412
65	JJESCWMG3EY	G23042413
66	QCJIUGSM5HT	G23042415
67	J5MFI1JFZR5	G23042424
68	LBKCBXJ25XS	G23042456
69	OMHCUBRHUYL	G23042457
70	3HGOQR41L14	G23042541
71	HGB3HQDBRQN	G23052603
72	VAFLUFOQJXC	G23052611
73	AH4GQCRWBGI	G23052625
74	RGSSN5U0DZM	G23052655
75	MWFCSGYA1IR	G23052694
76	Z0ZGUEDVWD1	G23052733
77	N0NK4IRYME1	G23052757
78	EX4CCD3PVRC	G23052766
79	T4EZFURWRM2	G23052819
80	VMLAVJYADCA	G23062864

81	TJAB4QNUZA1	G23062920
82	V1FM1TUXOXR	G23062958
83	E0OUDWEAHQS	G23062975
84	W4MF43FZI2M	G23062983
85	R5RRUSKDRQX	G23062998
86	MTOPIKFJ55T	G23062999
87	YU05L2XOUZC	G23063000
88	UQIUIY42H1C	G23063010
89	F2OUKZGZRNM	G23063017
90	N4ZMTOAA35U	G23063018
91	XHRWML3UU4L	G23063052
92	TM5H0CRUHW0	G23073087
93	LKBURYD3JZD	G23073098
94	SFIB1DDVDZE	G23073115
95	QCTMHF2FLH3	G23073117
96	FO32JTYZHDA	G23073166
97	EUFOPKG0KKD	G23073186
98	IPCJFJJDZGW	G23073187
99	ZVDINTA2IUW	G23073188
100	BZXS2J4EHXM	G23073189
101	QT4550BPDB3	G23073190
102	5X2BTPVBSE4	G23073192
103	QNKAXGNXG14	G23073220
104	DOZNGURBCD0	G23083283
105	RBMJFOUJFS5	G23083311
106	H43NM4F2RXS	G23083318
107	JGPWZXIRROT	G23083342
108	FT235OBKAK0	G23083344
109	HUQH2T0C15D	G23083353
110	OVO2BXLO0CW	G23083385
111	N4HD2TNMIEK	G23083404
112	DLMG4JQLW4S	G23083405
113	X5LLNB223ET	G23083415

114	1VFJOPF3EKZ	G23083429
115	0X5RGNEKDAT	G23083439
116	X51HR403MRJ	G23083469
117	NXGUNEC2ZYD	G23083471
118	NHBJ2RYNCHV	G23083507
119	U0I3H3GROKJ	G23083553
120	CHPECBYIKJO	G23093559
121	SZSC02SWHLF	G23093590
122	2U1DNIWEXPC	G23093598
123	BPRVZBBKCF4	G23093622
124	FEI01RSPPQC	G23093625
125	51EKMM5UOUA	G23093954
126	VAJROY5WHKH	G23093968
127	ZC1KU0RAVYC	G23093988
128	NJXYDZ5SWA3	G23093992
129	1QJ5AEX2EGE	G23094010
130	NREUVGWWUCE	G23094015
131	PAY0EN402AH	G23094049
132	D41CDNRZQJA	G23094075
133	ICQYZ33R5I2	G23094091
134	YT3CKDDWTO0	G23094113
135	HODI11N3K0K	G23104129
136	AIUIR2V3YTD	G23104140
137	VCIR52BBPP0	G23104143
138	RH3MLR1LVMS	G23104172
139	K3VWYSUKYPL	G23104214
140	DER4ROHIYHV	G23104220
141	D0PUB5N3N2M	G23104232
142	H3PE3KHYJ41	G23104238
143	NZISKDEF54M	G23104239
144	BBI3SSYKRTK	G23104240
145	E0L30ZYB2QU	G23104249
146	LAFZBYLFRCW	G23104250

147	2KHPXCFSHXF	G23104251
148	DNWK1AARL4K	G23104276
149	5ZBLZBL0N0B	G23104308
150	W0CU43TBJBG	G23104349
151	WEXGEU1BMYK	G23104355
152	OCGV4UJSOOS	G23104363
153	TSCHG5SERFP	G23104366
154	VM03OVWAJD3	G23104403
155	AZTOBR4TCPW	G23104415
156	EM4ALFZBOP1	G23104417
157	RWVLTHTZVP5	G23104427
158	GLPHCKPPIBP	G23114444
159	MM3RA5XLCQC	G23114454
160	VWRWFSXOY1E	G23114585
161	EY5R42VTHNK	G23114626
162	UWNB3TRV5IR	G23114630
163	BKCKLPNLAOZ	G23124658
164	QQ0HVNUXBXL	G23124664
165	0PN5QNAEPMD	G23124686
166	UAUMPII35SZ	G23124690
167	X0GXNWODVGP	G23124691
168	RKPVNXWTMGV	G23124692
169	RBUYGCHGSO1	G23124696
170	Z4K4Z55R2P0	G23124705
171	EKMKQBODZMP	G23124720
172	0CTBCCYQB5H	G23124730
173	GWNLPSNHTUH	G23124732
174	K3Q2C1TIN4L	G23124734
175	RQARV3MMUCB	G23124736
176	VTMJVPIE5QL	G23124769
177	TIV4CEE5MQ1	G23124770
178	VPTXVC313Z5	G23124771
179	DRUWZO35RF4	G23124776

180	3OHVOBPBPZE	G23124777
181	SPHFNEMPHXR	G23124791
182	RKQZTOCWA1Z	G23124792
183	0P4NOPVLCPG	G23124797
184	C1FJLJ52JBR	G23124822
185	ZRTSXPTQEZW	G24014849
186	N44SKHBT2TD	G24014852
187	3XROKAMVGVI	G24014882
188	TTVP2D5HUBY	G24014892
189	DT1GR3HW5VK	G24014895
190	Q1XBZKFNZIO	G24014901
191	MKBLBCHXUYT	G24014909
192	NQNSHFPILAE	G24014912
193	E5C3RBEO2IK	G24014934
194	ZGOVBTJQST1	G24014935
195	BOLNT3XQR4G	G24014936
196	F22RSXK5UG1	G24014937
197	BJ1LKNXO3H5	G24014941
198	22MJYFIS5Y5	G24014980
199	1ILXICEOTHR	G24015001
200	P2R05W2YF31	G24015013
201	4JAL354WJNK	G24015019
202	XVE3AFUAR2D	G24015020
203	GICUWPSOSYJ	G24015051
204	BNABZMUJPP3	G24015062
205	OCNUOZBF5WS	G24015126
206	DMIPEZMLXRP	G24025134
207	ZBOO5G4LD3N	G24025141
208	2XQVJ4LKEVI	G24025142
209	3UVWKABEETV	G24025155
210	HLUN3PL5VVH	G24025209
211	SZVVTYLQ0YS	G24025274
212	TVN5TGTQHZA	G24025289

213	0EV0EJ35ORR	G24025305
214	YLPGB3JTF4S	G24025309
215	GVGT0G35JK4	G24025327
216	OXMNLHL3GLK	G24025342
217	VXTOGM4Z1AJ	G24025348
218	EOSWHV0J3FQ	G24035375
219	W1B4Y4CENKN	G24035382
220	FANHIBDKGGK	G24035385
221	LO2ZNEVWJDX	G24035390
222	T0KK0NXLA1O	G24035412
223	1VMSYAQCH14	G24035432
224	3GHXD201QTM	G24035433
225	EIBONJI2VDA	G24035435
226	LQQSILWWE4V	G24035436
227	JGREC40Z2IA	G24035437
228	VGAADUUN2BT	G24035442
229	GNUKUVOAYPB	G24035445
230	O11GO0XTYHC	G24035470
231	QIR2MI40LPB	G24035480
232	0MA2YAB0RSC	G24035496
233	POPDO541SRI	G24035497
234	NQF1TGE44OZ	G24035516
235	1KE31J0W3KG	G24035534
236	1BDPZFYQDPO	G24035540
237	TQK3GOAYIF1	G24035541
238	0AUOEPULY0Y	G24035551
239	0MORVI1ESDN	G24035554
240	P5C5CE0J2IA	G24035557
241	NDAUANZYDJ2	G24035564
242	NKSNOZADGW1	G24035589
243	VMBTYPCWCF1	G24035617
244	QLGA30Z4BUK	G24035628
245	C5NYEZLVP5V	G24035631

246	HWRJ4DXZDTP	G24035652
247	X3VNDK5BPLI	G24035660
248	E12BPYNW4UK	G24045671
249	IHXWZZUGIUZ	G24045678
250	0O4OMVURLML	G24045692
251	LCTDRWQKSO3	G24045697
252	FXIKAPA2RWA	G24045701
253	1QX5GMZXL3K	G24045714
254	YDWD0Z4WILP	G24045726
255	3WACV00DQIR	G24045745
256	QR0G4PC2DQA	G24045746
257	BGRCDL3TPSC	G24045747
258	TQ0VMNRTPPE	G24045760
259	IZJDMBXNVAM	G24045763
260	ZPNAZDU0BXI	G24045772
261	X1STNBM50KY	G24045773
262	FVNQOJY5EDN	G24045775
263	EAK4GAPNWEF	G24045785
264	3ODQ5J4U0UA	G24045802
265	ELE5FO4GJH4	G24045803
266	KYOSG3DPYJD	G24045804
267	YX1GECXOQ3Y	G24045805
268	PBAJ3HUYOFC	G24045806
269	0H213D2WYCJ	G24045807
270	P0PQQ1L1M1T	G24045808
271	23AYOUL25BT	G24045818
272	XJYICIVOBGO	G24045821
273	SJNOZPLJKT0	G24045824
274	KMFVBRGI0GE	G24045829
275	JVYCQTGGCYF	G24045836
276	YLBEWE5C035	G24045860
277	CHEHE0VD0D5	G24045861
278	0LLS143IBJY	G24045862

279	3H3CKDPUTSJ	G24045877
280	2ZVMUCDDD43	G24045879
281	TORK40TTBOE	G24045881
282	2CGEDXRVBNI	G24045882
283	D0QORN4I2XG	G24045889
284	OOEBG4FA44M	G24055908
285	YHYEJPEPFXE	G24055931
286	GWQVHROTT02	G24055938
287	MESUH2GM1NA	G24055940
288	1ZIUCCKOJYR	G24055941
289	JLAAOQWT21C	G24055944
290	HNGXIKKYWA2	G24055953
291	2WZFISR0Z1P	G24055960
292	YO03KYC3AVE	G24055968
293	0HM0ISPRLSC	G24055977
294	RUDVLTFDJOI	G24055978
295	MY1YRVXJED4	G24056009
296	GFBVNXNOF13	G24056011
297	FWMDGO2RSZD	G24056012
298	AC1HK0YOZCN	G24056029
299	4QQW3M12DMR	G24056040
300	411S3HKO3AH	G24056041
301	05JE2IRNVNG	G24056064
302	2NM5JRJ50AS	G24056076
303	MTDKB0NBJBI	G24056079
304	TXGS3RPE0LI	G24056083
305	2WDRX2Y4H3D	G24056094
306	EN3HO5CSQDD	G24056146
307	NJD05EKDGQP	G24056167
308	0U5Z2CMK4W3	G22121408
309	YAYLGPQCL5W	G23042409

111 Sponsor Approvals

Count	Recovco Loan ID	Loan #1
1	MUPEW2TVRNR	412 Properties
2	UXAE1L4X1BA	Adeer Builders
3	WPPZSVKSPH2	ALNA Properties
4	LXLY0Z1CQLC	Aquarius Properties, LLC
5	K3CYGWLWCSF	Bellago Homes
6	RICIPIM5YKD	Berk Custom Homes, Inc.
7	ODE444BLQRI	BJP Properties, LLC
8	HWNWOEJO04U	Bowden Development Inc
9	BYJSQPB0KNH	Building Bloch Capital
10	4ROVNYVYYIL	CA DCM Flips LLC
11	LZIPC5JMGIJ	Cal American Homes
12	2PNNCG11JM4	California West Communities
13	MZR3NXCHLN0	Carolina's Best Realty
14	HMIPEYXIYMY	Catalina Realties, LLC
15	YZWBOO1MATU	Charleston Properties
16	INTGGG1V0GN	Chernov Team
17	PSWKAWBOMMC	Christopherson Builders
18	JELQ334FLLK	City Mark
19	ODPEO5TAIVJ	Coastmark Development LLC
20	PXSLHW0CMZP	Constitution Management
21	SVAOP5BPYIC	Cypress Equity Investments
22	RYWLVGZDVHM	DB Residential LLC
23	44DUS1MJENM	DEZ Development LLC
24	XREOI4H0ZZB	Drew Homes
25	UWMXOE0WBIL	East West Realty Investment
26	3IX5RT4PXJE	EBM Real Estate
27	BBDDWX3VLBO	Edewaard Development

28	OQ3MPUQYQ53	Encino Builders
29	MC0X4Z21ESY	Evergrand Holding
30	Y30DVHRASYE	Fair Home Buyers LLC
31	GUWEAFDSQR0	FINOA LLC
32	Z0YQA0B3JNK	Five Crown Homes, LLC
33	WVSBG1RRWR3	Gatsby Investments
34	MOWUSQEOAMS	Ginadan Capital
35	ZV5Q4OHG2JH	GP HOLDINGS
36	4UILM2UWPA1	Greypoint Development, LLC (f/k/a Cratus Homes, LL
37	K2KXS5HQ4HE	HDA Ventures
38	EVV1RMHDJPM	Hi-Land Properties, LLC
39	WOQTG2S1EWT	INB Homes
40	J2W5YBOECU1	Invest Home 365
41	FXPEWJRRVPY	Invictus Real Estate Partners
42	OGO5LAUNOIJ	Isola Capital Management
43	ZIS2ECFUPUG	JCM Capital Investments
44	S1KVTWU0OHS	JL Development
45	HBAYOTR5CWT	KINGDOM BUILDERS PROPERTIES f/k/a CALIFORNIA KINGD
46	PY5H0NLCGJP	Klein Development
47	DA4VK5OFFSC	Kleinberger Group
48	WM0WJHXEXKT	Level One Properties
49	4NED3ABKGUO	Lida Real Estate Investment
50	F5CJDTBZL1C	Looney Real Estate
51	MNKP3U2GVGZ	LXR Properties
52	J0AYSWZAFG1	Mad Capital
53	ULENWVY4ERT	Madison Investments
54	EOW2XE5F10K	Maman Properties, LLC
55	TV14CJCKTX2	Meepos Development
56	2AMHOSEWROT	MN Custom Homes
57	SJHTYGSJEJU	Modern Capital Development Group
58	HS4SIL3VELF	MSR Communities
59	BAZGMNSEODR	My Groups Inc

60	TLYFKDGC251	N2N Management
61	O3PT4FDMW2H	NBA Properties Corp
62	IIULRV0BGLG	Newshire Investments, Inc.
63	O33ILYO0KB1	Next Generation Capital II, LLC
64	2QZSNIGTA3F	NicAnthony, LLC
65	13CVAT4OPQS	Nicholson Companies
66	PXH2QABHQPB	Noah Properties
67	OCSXCRHZOWB	Northway Homes f/k/a L'Audace
68	GMZK1CNJKDM	Nur Holdings Corp
69	HCBMGHEZH05	ONWARD CAPITAL, LLC
70	OZTMEYXA3J0	Paramount Investments
71	B5CO035GLRP	Pepe Builds, LLC
72	X3UFAAHO3Y0	Property Ventures LLC
73	DVAAR2HRXIA	Pyramid Investments, Inc
74	POF4KENMWIE	Red Door Assets LLC
75	JA4UMN44L30	ReeLand
76	GMSBKREMKZN	Responsive Group
77	JZXEFKGBJHM	Revere Real Estate Development Co
78	CXDHICTMO05	Revival Homebuyer
79	C1152LIOHG0	Rincon Real Estate Group, Inc
80	UUKE03KWWLZ	RMZ Group, Inc.
81	H4VTWAZ4VSI	Rocklyn Homes
82	4AFTLPZWLDL	Sai Property Investments, Inc.
83	I1FYLWVNV0V	SAS Enterprise LLC
84	3C1TCJPFTFF	Smartgen LLC
85	HCWLPVFYHRK	Streetlamp Partners, LLC
86	O1NRNXBUOYC	Strohm Ave LLC
87	Z5U0VP0NFEO	Tapb Properties LLC
88	JNFZFMRWATG	TB Homes, LLC
89	JWYUW0YN1LB	TDC/Pacific Properties, Inc.
90	5VRLBR5CJMK	Thayer Homes
91	NJL3DP34R2Z	The Najar Group
92	WECOYHRSFWW	Thomas James Capital, Inc.

93	DTKWNMD5ARK	TopAlpha
94	YTCIJ2CLX5C	TP Home, LLC
95	1HMKSXNFV1C	Triangle Homes and Rehab.Inc
96	5ZPICD1DUSG	Trilogy Investment Co.
97	BW4EN1PAVLD	Triwest Development (f/k/a OB Capital)
98	LEXUPRZQAMO	Urban Capital Development
99	3GOEP1MKOKZ	Value Construction
100	RR4EVWRSYLH	VanMar Capital
101	CLXCKXYXICE	Vantage Homes LLC
102	SX124UB03FQ	Westside Realty Ventures
103	ZY1TGQAIING	White Sands
104	P5MEWYSB3KC	Wide Corp
105	EET3TMBWGYR	Yoso Properties
106	HZQ242QP1HS	Young Court Investments
107	JCOWWYZNPXC	YSB PROPERTIES LLC
108	SEKSXIZCZWM	Virginia Sell Now
109	WFBDIMGUEZY	Giant First Construction Inc.
110	D1IMRJ5TWBN	Noho Solutions, Inc. n/k/a Orchard Technologies, I
111	JBXJDZ1LOSE	Vista Property Solutions